Fair Value Measurements And Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Assets Measured At Fair Value On A Recurring Basis

			(dollars in millions)
	Level 1(1)	Level 2(2)	Level 3(3)	Total
Assets:
Short-term investments:
Equity securities	$259	$–	$–	$259
Fixed income securities	2	331	–	333
Other Current Assets:
Forward contracts	–	1	–	1
Other Assets:
Fixed income securities	220	763	–	983
Interest rate swaps	–	625	–	625
Cross currency swaps	–	77	–	77

Total	$481	$1,797	$–	$2,278

(1)	quoted prices in active markets for identical assets or liabilities

(2)	observable inputs other than quoted prices in active markets for identical assets and liabilities

(3)	no observable pricing inputs in the market

Schedule Of Fair Value Of Short-Term And Long-Term Debt, Excluding Capital Leases

	(dollars in millions)
	Debt Maturing within One Year	Long-term Debt	Total
Balance at January 1, 2011	$7,542	$45,252	$52,794
Proceeds from long-term borrowings	–	11,060	11,060
Repayments of long-term borrowings and capital leases obligations	(11,805)	–	(11,805)
Increase in short-term obligations, excluding current maturities	1,928	–	1,928
Reclassifications of long-term debt	6,100	(6,100)	–
Debt acquired (Note 2)	748	–	748
Other	336	91	427

Balance at December 31, 2011	$4,849	$50,303	$55,152

Fair Value And Carrying Value Of Short-Term And Long-Term Debt Excluding Capital Leases [Member]
Schedule Of Fair Value Of Short-Term And Long-Term Debt, Excluding Capital Leases

			(dollars in millions)
At December 31,		2011		2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Short- and long-term debt, excluding capital leases	$54,800	$64,485	$52,462	$59,020